Stockholders' equity and stock-based compensation (Details) - Schedule of weighted-average assumptions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of weighted-average assumptions [Abstract]
Expected dividend yield
Risk-free interest rate	0.80%	2.07%
Expected volatility	48.14%	34.39%
Expected term (in years)	6 years	6 years